Inventories, net	12 Months Ended
Sep. 30, 2022
Inventories, net
Inventories, net

Note 6 - Inventories, net

Inventories, net, from the Company’s continuing operations consisted of the following:

	As of	As of
	September 30,	September 30,
	2022	2021
Raw materials	$620,252	$1,070,837
Packaging materials	63,703	56,723
Finished goods	81,975	243,980
Inventory	765,930	1,371,540
Less: allowance for inventory reserve	(49,652)	-
Inventory, net	$716,278	$1,371,540